Organization and summary of significant accounting policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

Note 1: Organization and summary of significant accounting policies

Nature of business

ThermoEnergy Corporation (“the Company”) was incorporated in January 1988 for the purpose of developing and marketing advanced municipal and industrial wastewater treatment and carbon reducing power generation technologies.

The Company’s wastewater treatment systems are based on its proprietary Controlled Atmosphere Separation Technology (“CAST”) platform.  The Company’s patented and proprietary platform technology is combined with off-the-shelf technologies (the “Technologies”) to provide systems that are inexpensive, easy to operate and reliable. The Company’s wastewater treatment systems have global applications in hydraulic fracturing (“fracking”) in the oil and gas industry, food and beverage processing, metal finishing, pulp & paper, petrochemical, refining, microchip and circuit board manufacturing, heavy manufacturing and municipal wastewater. The CAST platform technology is owned by the Company’s subsidiary, CASTion Corporation (“CASTion”).

The Company also owns patents on technology for the combustion of coal at high pressure using pure oxygen (oxy-combustion) for clean, coal-fired power generation while producing near zero air emissions and removing and capturing carbon dioxide in liquid form for sequestration or beneficial reuse. This technology is intended to be used to build new or to retrofit old fossil fuel power plants. This technology is held in the Company’s subsidiary, ThermoEnergy Power Systems, LLC (“TEPS”).

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. The 15% third-party ownership interest in TEPS is recorded as a noncontrolling interest in the consolidated financial statements. Financial results for Unity Power Alliance (“UPA”) as a Joint Venture are accounted for under the equity method, as discussed in Note 4.

Certain prior year amounts have been reclassified to conform to current year classifications.

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

The preparation of these unaudited interim consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The balance sheet at December 31, 2012 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. For further information, refer to the financial statements and footnotes thereto included in the Annual Report on Form 10-K for the year ended December 31, 2012 of ThermoEnergy Corporation.

Revenue recognition

The Company recognizes revenues using the percentage-of-completion method. Under this approach, revenue is earned in proportion to total costs incurred in relation to total costs expected to be incurred. Contract costs include all direct material and labor costs and indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and depreciation.

Recognition of revenue and profit is dependent upon a number of factors, including the accuracy of a variety of estimates made at the balance sheet date such as engineering progress, materials quantities, the achievement of milestones, penalty provisions, labor productivity and cost estimates made. Due to uncertainties inherent in the estimation process, actual completion costs may vary from estimates. Changes in job performance, job conditions and estimated profitability may result in revisions to costs and income and are recognized beginning in the period in which they become known.  Provisions for estimated losses on uncompleted contracts are made in the period in which the estimated loss first becomes known.

Certain long-term contracts include a number of different services to be provided to the customer. The Company records separately revenues, costs and gross profit related to each of these services if they meet the contract segmenting criteria in Accounting Standards Codification (“ASC”) 605-35. This policy may result in different interim rates of profitability for each segment than if the Company had recognized revenues using the percentage-of-completion method based on the project’s estimated total costs.

In circumstances when the Company cannot estimate the final outcome of a contract, or when the Company cannot reasonably estimate revenue, the Company utilizes the percentage-of-completion method based on a zero profit margin until more precise estimates can be made. If and when the Company can make more precise estimates, revenues will be adjusted accordingly and recorded as a change in an accounting estimate.

Variable interest entities

The Company assesses whether its involvement with another related entity constitutes a variable interest entity (“VIE”) through either direct or indirect variable interest in that entity. If an entity is deemed to be a VIE, the Company must determine if it is the primary beneficiary (i.e. the party that consolidates the VIE), in accordance with the accounting standard for the consolidation of variable interest entities. The Company qualitatively evaluates if it is the primary beneficiary of the VIE’s based on whether the Company has (i) the power to direct those matters that most significantly impacted the activities of the VIE; and (ii) the obligation to absorb losses or the right to receive benefits of the VIE. See Note 4 for further discussion of UPA as a variable interest entity.

Accounts receivable, net

Accounts receivable are recorded at their estimated net realizable value. Receivables related to the Company’s contracts have realization and liquidation periods of less than one year and are therefore classified as current assets.

The Company maintains allowances for specific doubtful accounts based on estimates of losses resulting from the inability of customers to make required payments and records these allowances as a charge to general and administrative expense. The Company’s method for estimating its allowance for doubtful accounts is based on judgmental factors, including known and inherent risks in the underlying balances, adverse situations that may affect the customer’s ability to pay and current economic conditions. Amounts considered uncollectible are written off based on the specific customer balance outstanding. The Company did not have any allowance for doubtful accounts as of March 31, 2013 and December 31, 2012.

Inventories

Inventories are stated at the lower of cost or net realizable value using the first-in, first-out method and consist exclusively of raw materials.

The Company evaluates its inventory for excess quantities and obsolescence on a periodic basis.  In preparing its evaluation, the Company looks at the expected demand for its products for the next three to twelve months.  Based on this evaluation, the Company records provisions to ensure that inventory is appropriately stated at the lower of cost or net realizable value.

Property and equipment

Property and equipment are stated at cost and are depreciated over the estimated useful life of each asset. Depreciation is computed using the straight-line method. The Company evaluates long-lived assets based on estimated future undiscounted net cash flows or other fair value measures whenever significant events or changes in circumstances occur that indicate the carrying amount may not be recoverable. If that evaluation indicates that an impairment has occurred, a charge is recognized to the extent the carrying amount exceeds the undiscounted cash flows or fair values of the asset, whichever is more readily determinable.

The Company recorded a loss of $131,000 in the first quarter of 2012 related to the disposal of a system previously used for pre-sales testing. This loss is included in sales and marketing expense on its Consolidated Statement of Operations for the three-month period ended March 31, 2012.

Contingencies

The Company accrues for costs relating to litigation, including litigation defense costs, claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties or on management’s judgment, as appropriate. Revisions to accruals are reflected in earnings (loss) in the period in which different facts or information become known or circumstances change that affect the Company’s previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of such liabilities may be materially different from previous estimates and could require adjustments to the estimated liability to be recognized in the period such new information becomes known.

Stock options

The Company accounts for stock options in accordance with Accounting Standards Codification (“ASC”) Topic 718, “Compensation – Stock Compensation”. This topic requires that the cost of all share-based payments to vendors and employees, including grants of employee stock options, be recognized in the consolidated financial statements based on their fair values on the measurement date, which is generally the date of grant. Such cost is recognized over the vesting period of the awards. The Company uses the Black-Scholes option pricing model to estimate the fair value of “plain vanilla” stock option awards.

Fair value of financial instruments and fair value measurements

The carrying amount of cash, accounts receivable, other current assets, accounts payable, short-term borrowings and other current liabilities in the consolidated financial statements approximate fair value because of the short-term nature of the instruments. The carrying amount of the Company’s convertible debt was $3,187,000 and $3,088,000 at March 31, 2013 and December 31, 2012, respectively, and approximates its fair value, as the interest rate on this debt approximates the interest rate of the Company’s recent borrowings. The Company’s derivative liabilities are recorded at fair value.

The Company's liabilities carried at fair value are categorized using inputs from the three levels of the fair value hierarchy, as follows:

Level 1:   Quoted prices in active markets for identical assets or liabilities.

Level 2:  Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:   Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the liabilities.

Net income (loss) per share

Basic income (loss) per share (“EPS”) is computed by dividing the net income (loss) attributable to the common stockholders (the numerator) by the weighted average number of shares of common stock outstanding (the denominator) during the reporting periods. Fully diluted income per share is computed by increasing the denominator by the weighted average number of additional shares that could have been outstanding from securities convertible into common stock, such as stock options and warrants (using the “treasury stock” method), and convertible preferred stock and debt (using the “if-converted” method), unless the effect on net income per share is antidilutive. Under the “if-converted” method, convertible instruments are assumed to have been converted as of the beginning of the period or when issued, if later. The computations of diluted net loss per share do not include 333,169 and 414,291 options and warrants which were outstanding as of the three-month periods ended March 31, 2013 and 2012, respectively, as the inclusion of these securities would have been anti-dilutive.

Note 1: Organization and summary of significant accounting policies

Nature of business

ThermoEnergy Corporation (“the Company”) was incorporated in January 1988 for the purpose of developing and marketing advanced municipal and industrial wastewater treatment and carbon reducing power generation technologies.

The Company’s wastewater treatment systems are based on its proprietary Controlled Atmosphere Separation Technology (“CAST®”) platform.  The Company’s patented and proprietary platform technology is combined with off-the-shelf technologies to provide systems that are inexpensive, easy to operate and reliable. The Company’s wastewater treatment systems have global applications in aerospace, food and beverage processing, metal finishing, pulp & paper, petrochemical, refining, microchip and circuit board manufacturing, heavy manufacturing and municipal wastewater. The CAST® platform technology is owned by its subsidiary, CASTion Corporation (“CASTion”).

The Company also owns a patented pressurized oxycombustion technology that converts fossil fuels (including coal, oil and natural gas) and biomass into electricity while producing near zero air emissions and removing and capturing carbon dioxide in liquid form for sequestration or beneficial reuse. This technology is intended to be used to build new or to retrofit old fossil fuel power plants globally with near zero air emissions while capturing carbon dioxide as a liquid for ready sequestration far more economically than any other competing technology. The pressurized oxycombustion technology is held in the Company’s subsidiary, ThermoEnergy Power Systems, LLC (“TEPS”).

Principles of consolidation and basis of presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. Financial results for Unity Power Alliance (“UPA”) have been consolidated for the period from inception until the date it became a Joint Venture. Financial results for UPA as a Joint Venture are accounted for under the equity method, as discussed in Note 4.

Certain prior year amounts have been reclassified to conform to current year classifications.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates affecting amounts reported in the consolidated financial statements relate to revenue recognition using the percentage-of-completion method.

The 15% third party ownership interest in TEPS is recorded as a noncontrolling interest in the consolidated financial statements.

Revenue recognition

The Company recognizes revenues using the percentage of completion method. Under this approach, revenue is earned in proportion to total costs incurred in relation to total costs expected to be incurred. Contract costs include all direct material and labor costs and indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs and depreciation.

Recognition of revenue and profit is dependent upon a number of factors, including the accuracy of a variety of estimates made at the balance sheet date such as engineering progress, materials quantities, the achievement of milestones, penalty provisions, labor productivity and cost estimates made. Due to uncertainties inherent in the estimation process, actual completion costs may vary from estimates. Changes in job performance, job conditions and estimated profitability may result in revisions to costs and income and are recognized beginning in the period in which they become known.  Provisions for estimated losses on uncompleted contracts are made in the period in which the estimated loss first becomes known.

Certain long-term contracts include a number of different services to be provided to the customer. The Company records separately revenues, costs and gross profit related to each of these services if they meet the contract segmenting criteria in ASC 605-35. This policy may result in different interim rates of profitability for each segment than if the Company had recognized revenues using the percentage-of-completion method based on the project’s estimated total costs.

In circumstances when the Company cannot estimate the final outcome of a contract, or when the Company cannot reasonably estimate revenue, the Company utilizes the percentage-of-completion method based on a zero profit margin until more precise estimates can be made. If and when the Company can make more precise estimates, revenues will be adjusted accordingly and recorded as a change in an accounting estimate. The Company recorded two contracts which represented 8% of its revenues for the year ended December 31, 2012 and one contract which represented approximately 5% of its revenues for the year ended December 31, 2011 utilizing the percentage-of-completion method based on a zero profit margin.

Variable interest entities

The Company assesses whether its involvement with another related entity constitutes a variable interest entity (“VIE”) through either direct or indirect variable interest in that entity. If an entity is deemed to be a VIE, the Company must determine if it is the primary beneficiary (i.e. the party that consolidates the VIE), in accordance with the accounting standard for the consolidation of variable interest entities. The Company qualitatively evaluates if it is the primary beneficiary of the VIE’s based on whether the Company has (i) the power to direct those matters that most significantly impacted the activities of the VIE; and (ii) the obligation to absorb losses or the right to receive benefits of the VIE. See Note 4 for further discussion of UPA as a variable interest entity.

Cash

The Company places its cash in highly rated financial institutions, which are continually reviewed by senior management for financial stability. Effective December 31, 2010, extending through December 31, 2012, all “noninterest-bearing transaction accounts” are fully insured, regardless of the balance of the account. Generally the Company’s cash in interest-bearing accounts exceeds financial depository insurance limits. However, the Company has not experienced any losses in such accounts and believes that its cash is not exposed to significant credit risk.

Accounts receivable, net

Accounts receivable are recorded at their estimated net realizable value. Receivables related to the Company’s contracts have realization and liquidation periods of less than one year and are therefore classified as current.

The Company maintains allowances for specific doubtful accounts based on estimates of losses resulting from the inability of customers to make required payments and record these allowances as a charge to general and administrative expense. The Company’s method for estimating its allowance for doubtful accounts is based on judgmental factors, including known and inherent risks in the underlying balances, adverse situations that may affect the customer’s ability to pay and current economic conditions. Amounts considered uncollectible are written off based on the specific customer balance outstanding.

The Company did not have any activity in its allowance for doubtful accounts for the year ended December 31, 2012. The following is a summary of the Company’s allowance for doubtful accounts activity for the year ended December 31, 2011:

Allowance for doubtful accounts, beginning of year	$9
Bad debt expense	1
Write-offs	(10)
Allowance for doubtful accounts, end of year	$—

One customer accounted for 53% and 96% of the Company’s gross accounts receivable balance at December 31, 2012 and 2011, respectively. For the year ended December 31, 2012, one customer accounted for 73% of the Company’s revenues. For the year ended December 31, 2011, two customers each accounted for more than 10% of the Company’s revenues and collectively accounted for 92% of total revenues.

Inventories

Inventories are stated at the lower of cost or net realizable value using the first-in, first-out method and consist primarily of raw materials and supplies.

The Company evaluates its inventory for excess quantities and obsolescence on a periodic basis.  In preparing our evaluation, the Company looks at the expected demand for its products for the next three to twelve months.  Based on this evaluation, the Company records provisions to ensure that inventory is appropriately stated at the lower of cost or net realizable value.

Property and equipment

Property and equipment are stated at cost and are depreciated over the estimated useful life of each asset. Depreciation is computed using the straight-line method.  The Company evaluates long-lived assets based on estimated future undiscounted net cash flows or other fair value measures whenever significant events or changes in circumstances occur that indicate the carrying amount may not be recoverable. If that evaluation indicates that an impairment has occurred, a charge is recognized to the extent the carrying amount exceeds the undiscounted cash flows or fair values of the asset, whichever is more readily determinable.

The Company recorded a loss of $131,000 in 2012 related to the disposal of a system previously used for pre-sales testing. This loss is included in sales and marketing expense on its Consolidated Statement of Operations for the year ended December 31, 2012. In 2011, the Company recorded a loss of $62,000 on the disposal of property and equipment in conjunction with relocating its corporate headquarters. This loss is included in general and administrative expense on its Consolidated Statement of Operations for the year ended December 31, 2011.

Contingencies

The Company accrues for costs relating to litigation, including litigation defense costs, claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties or on management’s judgment, as appropriate. Revisions to payroll tax and other accruals are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company’s previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated liability to be recognized in the period such new information becomes known.

Stock options

The Company accounts for stock options in accordance with Accounting Standards Codification (“ASC”) Topic 718, “Compensation – Stock Compensation”. This topic requires that the cost of all share-based payments to employees, including grants of employee stock options, be recognized in the financial statements based on their fair values on the measurement date, which is generally the date of grant.  Such cost is recognized over the vesting period of the awards.  The Company uses the Black-Scholes option pricing model to estimate the fair value of “plain vanilla” stock option awards.

Income taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using enacted rates and laws that will be in effect when the deferred tax assets or liabilities are expected to be realized or settled. A valuation allowance for deferred tax assets is provided if it is more likely than not that all or a portion of the deferred tax assets will not be realized. The Company recognizes interest and penalties related to underpayments of income taxes as a component of interest and other expense on its Consolidated Statement of Operations.

The Company estimates contingent income tax liabilities based on the guidance for accounting for uncertain tax positions as prescribed in ASC Topic 740, “Income Taxes.” The Company uses a two-step process to assess each income tax position.  The Company first determines whether it is more likely than not that the income tax position will be sustained, based on technical merits, upon examination by the taxing authorities.  If the income tax position is expected to meet the more likely than not criteria, the Company then records the benefit in the financial statements that equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.  At December 31, 2012 and 2011, there are no uncertain tax positions that require accrual.

The Company is subject to taxation in the U.S. and various states. As of December 31, 2012 the Company’s tax years for 2009, 2010 and 2011 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2012, the Company is no longer subject to U.S. federal, state or local examinations by tax authorities for years before 2009. Tax year 2008 was open as of December 31, 2011.

Fair value of financial instruments and fair value measurements

The carrying amount of cash, accounts receivable, other current assets, accounts payable, short-term borrowings and other current liabilities in the consolidated financial statements approximate fair value because of the short-term nature of those instruments. The carrying amount of the Company’s convertible debt was $1,838,000 and $1,571,000 at December 31, 2012 and 2011, respectively, and approximates the fair value of these instruments, as the interest rate on this debt approximates the interest rate on the Company’s recent borrowings. The Company’s derivative liabilities are recorded at fair value.

The Company's assets and liabilities carried at fair value are categorized using inputs from the three levels of fair value hierarchy, as follows:

Level 1:   Quoted prices in active markets for identical assets or liabilities.

Level 2:   Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:   Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the liabilities.

Series B Convertible Preferred Stock

The Company determined the initial value of the Series B Convertible Preferred Stock using the monte carlo simulation valuation model. Because the Series B Convertible Preferred Stock has an indefinite life, it is classified within the stockholders’ deficiency section of the Company's Consolidated Balance Sheets.

Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is computed by dividing the net income (loss) attributable to the common stockholders (the numerator) by the weighted average number of shares of common stock outstanding (the denominator) during the reporting periods. Fully diluted earnings per share is computed by increasing the denominator by the weighted average number of additional shares that could have been outstanding from securities convertible into common stock, such as stock options and warrants (using the “treasury stock” method), and convertible preferred stock and debt (using the “if-converted” method), unless the effect on net income per share is antidilutive. Under the “if-converted” method, convertible instruments are assumed to have been converted as of the beginning of the period or when issued, if later. The computations of diluted net loss per share do not include 392,326 and 420,004 options and warrants which were outstanding as of the years ended December 31, 2012 and 2011, respectively, as the inclusion of these securities would have been anti-dilutive.

Concentration of Credit Risk and Major Customers

Financial instruments which potentially expose the Company to concentrations of credit risk include cash equivalents, investments in treasury bills, certificates of deposits and commercial paper, trade accounts receivable, accounts payable and accrued liabilities. We restrict our cash equivalents and investments in marketable securities to repurchase agreements with major banks and U.S. government and corporate securities which are subject to minimal credit and market risk.

Recent accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS,” which converges fair value measurement and disclosure guidance in U.S. GAAP with fair value measurement and disclosure guidance issued by the International Accounting Standards Board (“IASB”). The amendments in the authoritative guidance do not modify the requirements for when fair value measurements apply. The amendments generally represent clarifications on how to measure and disclose fair value under ASC 820, “Fair Value Measurement.” The authoritative guidance is effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption of the authoritative guidance is not permitted. The Company has adopted the provisions of ASU 2011-04 in the Company’s fiscal year beginning January 1, 2012, and the provisions of this guidance did not have a material impact on its financial statements or disclosures.

There were no other accounting standards recently issued that had or are expected to have a material impact on our consolidated financial statements and associated disclosures.